Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Swaps' outstanding notional balance and terms
As of December 31, 2018, the Swaps' outstanding notional balances, effective dates, maturity dates and interest rates paid and received are noted below:

Notional	Effective Date	Maturity Date	Fixed Rate Paid	Variable Rate Received
$189,506,107	March 23, 2018	April 9, 2022	3.110%	3 mo. USD-LIBOR-BBA, subject to a 1.00% floor
247,500,000	March 23, 2018	April 9, 2022	3.110%	3 mo. USD-LIBOR-BBA, subject to a 1.00% floor
49,500,000	March 23, 2018	April 9, 2022	2.504%	3 mo. USD-LIBOR-BBA, subject to a 1.00% floor
373,230,000	March 23, 2018	September 30, 2022	1.833%	3 mo. USD-LIBOR-BBA, subject to a 1.00% floor

Schedule of impact of the derivatives designated as cash flow hedges on the condensed consolidated financial statements
The impact of the derivatives designated as cash flow hedges on the condensed consolidated financial statements is depicted below (amounts in thousands):

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from July 1, 2019 through August 31,	Three Months Ended September 30,
	2019	2019	2018
Effective portion of gain recognized in Accumulated other comprehensive income (loss)	$—	$—	3,165
Effective portion of loss reclassified from Accumulated other comprehensive income (loss) into Net income (loss) (a)	—	—	(104)

(a)        Amounts are included in Interest expense in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from January 1, 2019 through August 31,	Nine Months Ended September 30,
	2019	2019	2018
Effective portion of gain recognized in Accumulated other comprehensive income (loss)	$—	$—	21,929
Effective portion of loss reclassified from Accumulated other comprehensive income (loss) into Net income (loss) (a)	—	(940)	(1,267)

(a)        Amounts are included in Interest expense in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

The impact of the derivatives designated as cash flow hedges on the consolidated financial statements is depicted below (amounts in thousands):

	Year Ended December 31,
	2018	2017	2016
Effective portion of gain (loss) recognized in Accumulated other comprehensive income (loss)	$12,882	(3,842)	(2,673)
Effective portion of loss reclassified from Accumulated other comprehensive income (loss) into Net loss (a)	$(1,496)	(5,424)	(7,262)
Ineffective portion of amount of gain recognized into Net loss on interest rate swaps (a)	$—	88	423

(a)         Amounts are included in Interest expense in the consolidated statements of operations and comprehensive income (loss). Upon the adoption of ASU 2017-12 on January 1, 2018, ineffectiveness is no longer measured or recognized.